UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McGarr Capital Management Corp
Address: 2828 N. Harwood St.
         Suite 1717
         Dallas, TX  75201

13F File Number:  28-06900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cappy R. McGarr
Title:     President
Phone:     (214) 522-2577

Signature, Place, and Date of Signing:

     Cappy R. McGarr     Dallas, TX     October 31, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $25,390 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                 COM                 002824100     2598    50100 SH       SOLE                    50100
CITIGROUP INC               COM                 172967101     2716    67065 SH       SOLE                    67065
CLEAR CHANNEL COMMUNICATIONSCOM                 184502102      697    17538 SH       SOLE                    17538
ELECTRONIC DATA SYS NEW     COM                 285661104     2925    50800 SH       SOLE                    50800
GENERAL ELEC CO             COM                 369604103     2470    66400 SH       SOLE                    66400
HOME DEPOT INC              COM                 437076102     1347    35100 SH       SOLE                    35100
HOUSEHOLD INTL INC          COM                 441815107     2531    44900 SH       SOLE                    44900
PFIZER INC                  COM                 717081103     2518    62800 SH       SOLE                    62800
PLAYTEX PRODS INC           COM                 72813P100     3573   352000 SH       SOLE                   352000
WAL MART STORES INC         COM                 931142103     1708    34500 SH       SOLE                    34500
WELLS FARGO & CO NEW        COM                 949746101     2307    51900 SH       SOLE                    51900